Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended							12 Months Ended						12 Months Ended														1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Nov. 30, 2011	Dec. 31, 2013 Usipar [Member]	Dec. 31, 2012 Usipar [Member]	Dec. 31, 2011 Usipar [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Extended Loan [Member]	Dec. 31, 2013 Agreements [Member]	Dec. 31, 2012 Agreements [Member]	Dec. 31, 2011 Agreements [Member]	Dec. 31, 2013 Metallurg-Trust [Member]	Dec. 31, 2012 Metallurg-Trust [Member]	Dec. 31, 2011 Metallurg-Trust [Member]	Dec. 31, 2013 Metallurg-Trust [Member] Minimum [Member]	Dec. 31, 2013 Metallurg-Trust [Member] Maximum [Member]	Dec. 31, 2013 Related metallurgical plants and Metallurgy Trust [Member]	Dec. 31, 2013 Related metallurgical plants and Metallurgy Trust [Member] Minimum [Member]	Dec. 31, 2013 Related metallurgical plants and Metallurgy Trust [Member] Maximum [Member]	Dec. 31, 2013 Related Metallurgical Plants [Member]	Dec. 31, 2012 Related Metallurgical Plants [Member]	Dec. 31, 2011 Related Metallurgical Plants [Member]	Aug. 31, 2013 Port Vanino [Member]	Dec. 31, 2013 Port Vanino [Member]	Dec. 31, 2013 TPTU [Member]	Dec. 31, 2012 TPTU [Member]	Dec. 31, 2011 TPTU [Member]	Dec. 31, 2013 TRMZ [Member]	Dec. 31, 2012 TRMZ [Member]	Dec. 31, 2011 TRMZ [Member]	Dec. 31, 2013 Calridge Ltd. [Member]	Dec. 31, 2013 I.Zuzin [Member]	Aug. 31, 2011 Invicta Merchant Bar Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of acquisition																																							100.00%
Proceeds from sale of goods		$ 25,869		$ 222,794		$ 203,134
Revenue from sale of goods		14,304		211,154		187,831
Amount included in sales		570,511		847,745		1,293,487				34,820	75,683				331,419	413,087	274,466									0	0	54,167
Operating gains		1,455		1,845		2,308
Sales Revenues net		8,576,431	[1]	10,630,932	[1]	12,287,327	[1]																			154,653	202,805	209,219
Cost of production		100,201		104,978		283,804
Cost of goods sold		513,163		769,157		1,221,419									333,963	403,492	262,511
Cost of tolling services															57,319	47,351	35,614
Loan granted under the agreement								944,530
Interest on loan												1.00%	8.50%
Loan repaid	213,363
Loan and interest accrued				896,445
Interest accrued														15,405
Repayment of loan balance and related security deposit		5,000
Fair value of the pledged assets
Provision for loan issued to related parties		888,015		896,445
Allowance for doubtful accounts																										544,478	176,407
Amount due from related party																										470,809
Debt maturities repayment terms				Repayment of debt is scheduled to be made on monthly equal installments after 3 years grace period through March 2017.																						Calridge Ltd. is to repay this amount, and interest at a rate of 1.75% p.a., to the Group within 3 years from the agreement date.
Loan received from related party, interest rate																													9.60%								1.75%
Inventories	105,260	38,443		105,260
Sale of raw material											61,189							61,066	316,017	422,989										4,010
Receivable																		4	155,627											2,244
Extended credit terms																					30 days	180 days
Allowance for trade receivables																		190,388
Net of related expenses in Loss from discontinued operations, net of income tax		475		4,030
Nominal value of debt																			965								26,945
Present value of debt																			775								20,952
Debt discount rate	12.20%			12.20%
Consideration received for shares sold																																					3,969	5,950
Outstanding balance from related party	420,462	56,792		420,462																						30,477	253,605			2,244	5	19		253	265		3,863
Business acquisition, shares acquired percentage in total equity																																					0.45%	0.67%
Business acquisition, percentage shares acquired																																					0.60%	0.90%
Loan received from related party																													13,722
Payables to related parties	191,505	106,964		191,505																						75,448	188,624			221	560	560		1,176	2,108
Interest expenses incurred under loan from related party																														286
Other income earned from transactions with related party																														2,274
Trade accounts receivable									0	0
Prepayments									0	0
Purchase of raw material										32,351	72,114
Percentage of shares owned																															40.00%			25.00%
Purchase of transportation services																															5,888	5,210	5,664
Purchase of repair services																																		2,063	4,509	4,446
Related party transactions on accounts receivable																							99,367
Amount of accounts receivable received																							81,285
Cash received from related																							$ 18,082
Accounts receivable, due period																								180 days	365 days

[1]	See Note 24